Due Dates of the Financial Liabilities	12 Months Ended
Dec. 31, 2018
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Due Dates of the Financial Liabilities

NOTE 20: DUE DATES OF THE FINANCIAL LIABILITIES

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, except for advances repayable which are presented at amortised cost.

Contingent consideration liability has not been disclosed in the table below, because as of balance sheet date, it does not meet the definition of a contractual obligation. Commitments relating to contingent consideration are detailed in the Note 30.

Financial liabilities reported as at 31 December 2018:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As of December 31, 2018
Finance leases	1,136	484	652	—	—
Bank loan	510	281	229	—	—
Operating leases	2,912	708	942	729	533
Pension obligations	131	—	—	—	131
Advances repayable (current and non-current)	3,140	276	717	560	1,587
Total - material contractual obligations	7,829	1,749	2,540	1,290	2,250

Financial liabilities reported as at 31 December 2017:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As of December 31, 2017
Finance leases	909	427	461	21	—
Bank loan	536	209	326	—	—
Operating leases	3,759	857	1,289	725	888
Pension obligations	204	—	—	—	204
Advances repayable (current and non-current)	1,770	226	412	248	884
Total - material contractual obligations	7,178	1,719	2,488	994	1,976